Cover	Oct. 05, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity File Number	001-37685
Entity Registrant Name	PAVMED INC.
Entity Central Index Key	0001624326
Entity Tax Identification Number	47-1214177
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Grand Central Place
Entity Address, Address Line Two	Suite 4600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
City Area Code	(212)
Local Phone Number	949-4319
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, Par Value $0.001 Per Share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	PAVM
Security Exchange Name	NASDAQ
Series Z Warrants to Purchase Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Series Z Warrants to Purchase Common Stock
Trading Symbol	PAVMZ
Security Exchange Name	NASDAQ
Series W Warrants to Purchase Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Series W Warrants to Purchase Common Stock
Trading Symbol	PAVMW
Security Exchange Name	NASDAQ